UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2008

Government Securities Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 99.4%
Agency - Other - 5.8%
Financing Corp., 9.4%, 2018	$1,020,000	$1,361,563
Financing Corp., 10.35%, 2018	1,150,000	1,634,681
Financing Corp., STRIPS, 0%, 2017	1,220,000	810,605

		$3,806,849

Mortgage Backed - 64.1%
Fannie Mae, 4.73%, 2012	$91,319	$89,985
Fannie Mae, 4.79%, 2012 - 2015	1,032,543	1,028,896
Fannie Mae, 4.845%, 2013	252,167	248,504
Fannie Mae, 5%, 2013 - 2027	3,094,816	3,105,106
Fannie Mae, 5.06%, 2013 - 2017	191,539	188,377
Fannie Mae, 4.589%, 2014	101,181	98,069
Fannie Mae, 4.6%, 2014	121,536	117,802
Fannie Mae, 4.61%, 2014	368,559	357,687
Fannie Mae, 4.77%, 2014	102,682	100,055
Fannie Mae, 4.849%, 2014	757,136	741,650
Fannie Mae, 4.871%, 2014	466,148	458,332
Fannie Mae, 5.1%, 2014 - 2015	196,901	193,375
Fannie Mae, 4.5%, 2015 - 2020	2,306,371	2,266,202
Fannie Mae, 4.56%, 2015	156,800	150,355
Fannie Mae, 4.62%, 2015	174,711	168,300
Fannie Mae, 4.665%, 2015	105,851	102,050
Fannie Mae, 4.7%, 2015	121,646	117,484
Fannie Mae, 4.74%, 2015	97,922	94,717
Fannie Mae, 4.81%, 2015	124,310	120,342
Fannie Mae, 4.815%, 2015	117,000	113,449
Fannie Mae, 4.82%, 2015	333,918	324,461
Fannie Mae, 4.89%, 2015	85,694	83,579
Fannie Mae, 4.926%, 2015	303,114	296,457
Fannie Mae, 5.466%, 2015	114,600	114,972
Fannie Mae, 6.5%, 2016 - 2036	1,324,120	1,367,435
Fannie Mae, 4.995%, 2017	296,251	289,457
Fannie Mae, 5.5%, 2017 - 2035	9,301,753	9,323,903
Fannie Mae, 6%, 2017 - 2037	2,745,230	2,793,345
Fannie Mae, 4.88%, 2020	83,193	80,424
Fannie Mae, 5.19%, 2020	80,841	77,444
Fannie Mae, 7.5%, 2022 - 2031	138,132	149,506
Freddie Mac, 4.375%, 2015	366,719	366,658
Freddie Mac, 4.5%, 2015 - 2026	611,999	612,677
Freddie Mac, 5%, 2016 - 2028	3,042,985	3,057,029
Freddie Mac, 6%, 2021 - 2038	3,373,286	3,423,947
Freddie Mac, 5.5%, 2022 - 2038	5,398,492	5,411,842
Freddie Mac, 6.5%, 2032 - 2037	576,986	595,886
Freddie Mac, TBA, 5.5%, 2099	700,000	696,282
Ginnie Mae, 5.5%, 2033 - 2038	2,479,000	2,485,519
Ginnie Mae, 5.612%, 2058	386,709	391,241
Ginnie Mae, 6.36%, 2058	347,318	357,398

		$42,160,199

Municipals - 3.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$653,612
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	375,000	394,174
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	347,844
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	440,000	434,355
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	105,000	110,885

		$1,940,870

U.S. Government Agencies - 9.8%
Aid-Egypt, 4.45%, 2015	$473,000	$486,083
Empresa Energetica Cornito Ltd., 6.07%, 2010	1,152,000	1,190,926
Farmer Mac, 5.5%, 2011 (n)	690,000	727,982
Freddie Mac, 4.875%, 2018	250,000	253,379
Small Business Administration, 8.7%, 2009	13,942	14,096
Small Business Administration, 10.05%, 2009	1,645	1,655
Small Business Administration, 6.44%, 2021	388,402	400,099
Small Business Administration, 6.625%, 2021	460,599	476,615
Small Business Administration, 4.98%, 2023	205,026	201,571
Small Business Administration, 4.77%, 2024	463,818	450,391
Small Business Administration, 4.86%, 2024	263,257	256,448
Small Business Administration, 4.88%, 2024	231,792	225,817
Small Business Administration, 4.99%, 2024	320,008	313,139
Small Business Administration, 5.11%, 2025	280,317	276,514
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	522,545
U.S. Department of Housing & Urban Development, 6.59%, 2016	611,000	617,882

		$6,415,142

U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds, 9.25%, 2016	$409,000	$559,946
U.S. Treasury Bonds, 7.5%, 2016	218,000	273,965
U.S. Treasury Bonds, 4.75%, 2017	744,000	797,533
U.S. Treasury Bonds, 7.875%, 2021	396,000	532,342
U.S. Treasury Bonds, 6.25%, 2023	322,000	386,626
U.S. Treasury Bonds, 6.75%, 2026 (f)	2,334,000	2,996,455
U.S. Treasury Bonds, 5.25%, 2029	876,000	971,333
U.S. Treasury Bonds, 4.375%, 2038	308,000	311,922
U.S. Treasury Notes, 4.75%, 2010	1,860,000	1,932,947
U.S. Treasury Notes, 2.625%, 2010	497,000	502,552
U.S. Treasury Notes, 4.125%, 2012	1,159,000	1,221,567
U.S. Treasury Notes, 4%, 2014	211,000	221,764
U.S. Treasury Notes, 4.75%, 2014	261,000	285,061

		$10,994,013

Total Bonds		$65,317,073

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PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 1.2%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $796,033, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	796,000	$796,000

Total Investments		$66,113,073

OTHER ASSETS, LESS LIABILITIES - (0.6)%		(376,448)

NET ASSETS - 100.0%		$65,736,625

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $727,982, representing 1.1% of net assets.

The following abbreviations are used in this report and are defined:

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Insurers
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Government Securities Variable Account

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the variable account’s assets or liabilities carried at market value

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$66,113,073	$—	$66,113,073
Other Financial Instruments	$9,418	$—	$—	$9,418

(2) Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	25	$2,929,297	Dec-08	$6,358
U.S. Treasury Note 5 yr (Long)	40	4,489,375	Dec-08	5,485
U.S. Treasury Note 10 yr (Long)	3	343,875	Dec-08	(2,425)

				$9,418

At September 30, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.